Portfolio of Investments
Columbia Large Cap Growth Fund, April 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 13.0%
Entertainment 1.2%
Electronic Arts, Inc.	451,497	53,299,221
Interactive Media & Services 11.8%
Alphabet, Inc., Class A(a)	59,490	135,767,483
Alphabet, Inc., Class C(a)	84,272	193,769,138
Match Group, Inc.(a)	653,528	51,726,741
Meta Platforms, Inc., Class A(a)	779,568	156,279,997
Total		537,543,359
Total Communication Services		590,842,580
Consumer Discretionary 18.8%
Automobiles 3.2%
Tesla Motors, Inc.(a)	166,319	144,823,932
Hotels, Restaurants & Leisure 1.6%
Hilton Worldwide Holdings, Inc.(a)	457,019	70,970,480
Internet & Direct Marketing Retail 6.3%
Amazon.com, Inc.(a)	114,948	285,718,197
Multiline Retail 1.6%
Target Corp.	312,914	71,547,786
Specialty Retail 2.8%
Home Depot, Inc. (The)	425,512	127,823,805
Textiles, Apparel & Luxury Goods 3.3%
lululemon athletica, Inc.(a)	173,171	61,411,632
NIKE, Inc., Class B	708,694	88,374,142
Total		149,785,774
Total Consumer Discretionary		850,669,974
Consumer Staples 1.8%
Household Products 1.8%
Procter & Gamble Co. (The)	507,096	81,414,263
Total Consumer Staples		81,414,263
Financials 1.6%
Capital Markets 1.6%
S&P Global, Inc.	191,704	72,176,556
Total Financials		72,176,556
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 11.2%
Biotechnology 2.3%
BioMarin Pharmaceutical, Inc.(a)	364,308	29,636,456
Horizon Therapeutics PLC(a)	265,074	26,125,694
Vertex Pharmaceuticals, Inc.(a)	175,992	48,084,534
Total		103,846,684
Health Care Equipment & Supplies 1.5%
Stryker Corp.	281,320	67,871,263
Life Sciences Tools & Services 3.6%
Agilent Technologies, Inc.	460,280	54,897,596
Danaher Corp.	199,596	50,124,543
IQVIA Holdings, Inc.(a)	271,847	59,259,928
Total		164,282,067
Pharmaceuticals 3.8%
Eli Lilly & Co.	353,064	103,140,586
Johnson & Johnson	375,474	67,758,038
Total		170,898,624
Total Health Care		506,898,638
Industrials 7.0%
Building Products 1.3%
Trane Technologies PLC	418,571	58,553,897
Commercial Services & Supplies 1.6%
Cintas Corp.	180,317	71,632,732
Construction & Engineering 1.0%
MasTec, Inc.(a)	647,770	46,645,918
Electrical Equipment 1.3%
AMETEK, Inc.	451,301	56,981,264
Road & Rail 1.8%
Union Pacific Corp.	349,728	81,937,773
Total Industrials		315,751,584
Information Technology 43.1%
Electronic Equipment, Instruments & Components 2.3%
TE Connectivity Ltd.	405,535	50,602,657
Zebra Technologies Corp., Class A(a)	148,368	54,845,715
Total		105,448,372
Columbia Large Cap Growth Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
IT Services 4.4%
Block, Inc., Class A(a)	536,690	53,422,123
Visa, Inc., Class A	691,432	147,364,902
Total		200,787,025
Semiconductors & Semiconductor Equipment 8.4%
Applied Materials, Inc.	651,149	71,854,292
Broadcom, Inc.	192,319	106,619,730
Micron Technology, Inc.	745,141	50,811,165
NVIDIA Corp.	801,129	148,585,396
Total		377,870,583
Software 18.1%
Adobe, Inc.(a)	232,905	92,218,735
Bill.com Holdings, Inc.(a)	224,337	38,296,569
Crowdstrike Holdings, Inc., Class A(a)	334,021	66,390,014
Intuit, Inc.	180,888	75,746,850
Microsoft Corp.(b)	1,467,536	407,270,590
Palo Alto Networks, Inc.(a)	120,292	67,517,494
ServiceNow, Inc.(a)	150,398	71,905,284
Total		819,345,536
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 9.9%
Apple, Inc.	2,854,510	450,013,502
Total Information Technology		1,953,465,018
Real Estate 1.2%
Equity Real Estate Investment Trusts (REITS) 1.2%
Invitation Homes, Inc.	1,429,166	56,909,390
Total Real Estate		56,909,390
Total Common Stocks (Cost $2,398,470,227)		4,428,128,003

Money Market Funds 2.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.462%(c),(d)	98,312,429	98,282,935
Total Money Market Funds (Cost $98,285,453)		98,282,935
Total Investments in Securities (Cost: $2,496,755,680)		4,526,410,938
Other Assets & Liabilities, Net		4,769,289
Net Assets		4,531,180,227

At April 30, 2022, securities and/or cash totaling $6,480,092 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	470	06/2022	USD	96,996,250	—	(6,727,314)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at April 30, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.462%
	53,826,343	491,841,705	(447,383,559)	(1,554)	98,282,935	(8,455)	81,156	98,312,429
2	Columbia Large Cap Growth Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Large Cap Growth Fund, April 30, 2022 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Large Cap Growth Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT174_07_M01_(06/22)